EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands, R in Millions			1 Months Ended			12 Months Ended					131 Months Ended
	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Jun. 15, 2020	Sep. 21, 2017	Apr. 30, 2012 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2016 USD ($)	Aug. 31, 2020 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Non-controlling interest						$ 16,126	$ 15,451				$ 16,126
Capital commitments						45,777					45,777
Payments for exploration and evaluation expenses						4,953	$ 6,990	$ 9,125
Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest	37.05%			45.65%
Purchase agreement amount	$ 17,200
Decrease in proportion of ownership, interest sold	8.60%
Amount committed towards pro rata share of remaining DFS costs	$ 5,000
Restricted Cash - Waterberg	$ 5,000
Payments for exploration and evaluation expenses											75,200
JOGMEC [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	21.95%			28.35%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%
Acquisition of interest, work requirement					$ 3,200
Acquisition of interest, work requirement, interest					37.00%
Capital commitments						$ 20,000					20,000
Proceeds from funds advanced for exploration and evaluation expenses									$ 6,000	$ 8,000
JOGMEC [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Decrease in proportion of ownership, interest sold	12.195%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest	49.90%	49.90%				49.90%	49.90%
Proportion of ownership and voting rights held by non-controlling interests						50.10%	50.10%
Purchase agreement amount | R		R 1.2
Non-controlling interest						$ 7,064	$ 6,889				7,064
Subsequent expenditures on non-JV property receivable						$ 4,800					4,800
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	26.00%			26.00%	26.00%
Expense arising from exploration and evaluation of mineral resources					$ 1,120
Implats [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	15.00%		15.00%
Purchase agreement amount	$ 30,000
Decrease in proportion of ownership, interest sold	8.60%
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	50.01%
Purchase agreement amount	$ 34,800
Amount committed towards pro rata share of remaining DFS costs	$ 130,200
Waterberg JV Co. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest					37.00%	37.05%	37.05%
Proportion of ownership and voting rights held by non-controlling interests					26.00%	63.05%	63.05%
Effective proportion of ownership interest in subsidiary	50.02%		50.02%
Non-controlling interest						$ 9,062	$ 8,562				$ 9,062
Waterberg JV Co. [Member] | Purchase and Development Option [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation expenses recovered						$ 1,285